SHARE INCENTIVE PLAN - Nonvested Shares (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 24, 2018 USD ($) item $ / shares shares	Mar. 14, 2018 USD ($) item director $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
SHARE INCENTIVE PLAN
Share-based compensation recognized			$ 4,869	$ 3,990	$ 0
Non-vested shares
SHARE INCENTIVE PLAN
Shares granted | shares			218,000
Grant date fair value | $ / shares			$ 20.16
Share-based compensation recognized			$ 1,878	$ 0	$ 0
Directors and executive officers | Non-vested shares
SHARE INCENTIVE PLAN
Shares granted | shares		200,000
Number of directors and executive officers | director		3
Vesting of share-based compensation (as a percent)		25.00%
Shares vesting quarterly in twelve quarters (as a percent)		75.00%
Number of quarters of vesting | item		12
Grant date fair value | $ / shares		$ 20.43
Share-based compensation recognized		$ 4,086
Requisite service period		4 years
Non-employees | Non-vested shares
SHARE INCENTIVE PLAN
Shares granted | shares	18,000
Vesting of share-based compensation (as a percent)	25.00%
Shares vesting quarterly in twelve quarters (as a percent)	75.00%
Number of quarters of vesting | item	12
Grant date fair value | $ / shares	$ 17.11
Share-based compensation recognized	$ 308
Requisite service period	4 years